Stock Compensation Plans - SSAR's and Stock Option Activity (Detail) - SSAR's and Stock Options [Member] - $ / shares shares in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Shares Subject to SSARs/Options
Beginning balance (in shares)	12
Granted (in shares)	6
Exercised (in shares)	(3)
Cancelled (in shares)	0
Ending balance (in shares)	15	12
Weighted Average Exercise Price
Beginning balance (in dollars per share)	$ 117.21
Granted (in dollars per share)	137.82
Exercised (in dollars per share)	60.39
Cancelled (in dollars per share)	0
Ending balance (in dollars per share)	$ 138.73	$ 117.21
SSARs/ Options Exercisable (in shares)	1	4